Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Operating activities:
Net loss	$ (15,030,124)	$ (6,612,209)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	1,997,705	1,265,049
(Gain) loss on marketable securities	443,954
Interest expense	1,040,045	1,015,917
Share-based compensation	941,469
Provision for losses on receivables, net	185,857
Provision for obsolete inventory	153,819
Gain on sale of assets	(1,040,045)	15,646
Deferred income tax	223,655
Changes in certain assets and liabilities:
Accounts receivable	(72,404)	(499,367)
Inventory	1,995,946	2,481,794
Prepaid expenses and other	(704,802)	(17,545)
Accounts payable and accrued expenses	(2,673,964)	933,301
Accounts payable-related party	93,584	(428,835)
Deferred revenue	(1,071,610)	(259,678)
Other long-term liabilities	2,167,525	388,350
Net cash (used in) provided by operating activities	(11,367,525)	(1,717,577)
Investing activities:
Capital expenditures	(644,773)
Proceeds from the sale of property, plant and equipment	17,263,212	622,465
Deposit on leased asset	(4,414,174)
Investment in marketable securities	(3,772,839)	(16,237,359)
Sale of marketable securities	10,517,749	0
Cash acquired in acquisitions	2,000	103,222
Net cash (used in) provided by investing activities	18,951,174	(15,511,672)
Financing activities:
Line of credit, net change	(699,022)	998,992
Pay off bank debt	(8,067,573)
Proceeds from short-term debt issuance	1,000,000
Repayments on long-term debt	(928,308)	(1,064,004)
Net cash (used in) provided by financing activities	(8,694,903)	(65,012)
Effect of exchange rate changes on cash	278,649	(1,601)
Increase (decrease) in cash	(832,605)	(17,295,862)
Cash and cash equivalents at beginning of year	3,876,708	19,032,392
Cash and cash equivalents at end of period	3,044,103	1,736,530
Cash paid during the year for:
Interest	757,000	410,000
Income taxes	654,000
Non-cash transactions:
Convertible note converted to stock		6,563,555
Convertible note issued related to acquisition		6,500,000
Promissory note issued related to acquisition		4,000,000
Stock issued for purchase of subsidiary	607,148	1,308,763
Assets acquired in sale leaseback	$ 15,800,000